Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2014
Federal Home Loan Banks [Abstract]
Schedule of Maturities of Advances and Interest Rates

At December 31, 2014 and 2013, the Company had received advances from the FHLB totaling $19,000 and $23,000, respectively. At December 31, 2014, the schedule maturities of these advances and interest rates were as follows:

	Scheduled Maturities	Weighted Average Rates
2015	$2,000	0.70%
2016	—	—
2017	10,000	1.27%
2018	7,000	1.61%
2019	—	—
Thereafter	—	—

Total	$19,000	1.33%